UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 99.39%		$1,534,503,860
(Cost $679,542,637)

Asset Management & Custody Banks 7.99%		123,353,857

Bank of New York Mellon Corp. (NY)	1,326,648	56,448,872
Northern Trust Corp. (IL)	252,500	15,771,150
State Street Corp. (MA)	762,850	51,133,835

Diversified Banks 10.86%		167,625,660

Comerica, Inc. (MI)	153,697	8,093,684
U.S. Bancorp. (MN)	1,693,487	50,719,936
Wachovia Corp. (NC)	1,160,477	54,786,119
Wells Fargo & Co. (CA)	1,599,820	54,025,921

Other Diversified Financial Services 8.25%		127,455,072

Bank of America Corp. (NC)	1,175,941	55,763,122
Citigroup, Inc. (NY)	773,790	36,035,400
JPMorgan Chase & Co. (NY)	810,192	35,656,550

Regional Banks 66.74%		1,030,362,021

Alabama National Bancorp. (AL)	241,300	12,878,181
AmericanWest Bancorp. (WA)	125,000	1,906,250
Bank of Hawaii Corp. (HI)	135,700	6,516,314
Bank of the Ozarks, Inc. (AR)	234,550	6,626,038
BB&T Corp. (NC)	1,026,432	38,409,085
BOK Financial Corp. (OK)	107,000	5,352,140
Boston Private Financial Holdings, Inc. (MA)	155,650	3,967,518
Bryn Mawr Bank Corp. (PA)	383,894	8,614,581
Cascade Bancorp. (OR)	471,000	10,272,510
Chittenden Corp. (VT)	1,039,357	34,766,492
City Holding Co. (WV)	112,756	3,704,035
City National Corp. (CA)	521,700	36,931,143
CoBiz, Inc. (CO)	712,950	11,022,207
Colonial BancGroup, Inc. (The) (AL)	1,484,955	32,386,869
Commerce Bancshares, Inc. (MO)	857,299	38,106,941
Cullen/Frost Bankers, Inc. (TX)	1,147,400	56,991,358
Dearborn Bancorp., Inc. (MI) (I)	244,149	3,186,144
East West Bancorp., Inc. (CA)	846,900	31,047,354
Eurobancshares, Inc. (Puerto Rico) (F)(I)	99,870	839,907
F.N.B. Corp. (PA)	520,257	7,809,058
First Charter Corp. (NC)	72,250	1,331,567
First Horizon National Corp. (TN)	1,024,800	32,506,656
First Midwest Bancorp., Inc. (IL)	241,200	7,933,068
First State Bancorp. (NM)	360,350	6,219,641
Fulton Financial Corp. (PA)	1,315,734	17,394,003
Glacier Bancorp., Inc. (MT)	518,700	9,881,235
Greene Bancshares, Inc. (TN)	50,000	1,653,000
Hancock Holding Co. (MS)	490,994	17,366,458

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Huntington Bancshares, Inc. (OH)	913,238	17,534,170
IBERIABANK Corp. (LA)	120,000	5,056,800
Independent Bank Corp. (MA)	735,000	19,911,150
Independent Bank Corp. (MI)	303,765	3,681,632
KeyCorp (OH)	631,934	21,921,790
M&T Bank Corp. (NY)	385,653	40,991,057
Marshall & Ilsley Corp. (WI)	947,089	39,029,538
MB Financial, Inc. (IL)	356,000	11,349,280
Pinnacle Financial Partners, Inc. (TN) (I)	110,000	2,652,100
PNC Financial Services Group, Inc. (The) (PA)	837,142	55,795,514
Prosperity Bancshares, Inc. (TX)	163,299	4,624,628
Provident Bankshares Corp. (MD)	264,389	7,587,964
Regions Financial Corp. (AL)	1,275,685	38,359,848
Seacoast Banking Corp. of Florida (FL)	548,790	8,797,104
Signature Bank (NY) (I)	80,000	2,471,200
South Financial Group, Inc. (The) (SC)	160,550	3,461,458
Southcoast Financial Corp. (SC) (I)	171,611	3,260,609
Sterling Bancshares, Inc. (TX)	1,271,717	13,238,574
SunTrust Banks, Inc. (GA)	570,437	44,665,217
Susquehanna Bancshares, Inc. (PA)	43,093	745,509
SVB Financial Group (CA) (I)	555,000	29,237,400
Synovus Financial Corp. (GA)	493,350	13,794,066
Taylor Capital Group, Inc. (IL)	136,250	3,697,825
TCF Financial Corp. (MN)	1,787,384	43,951,773
TriCo Bancshares (CA)	655,150	13,247,133
Umpqua Holdings Corp. (OR)	249,188	4,739,556
UnionBanCal Corp. (CA)	267,427	14,778,016
Union Bankshares Corp. (VA)	112,500	2,183,625
United Community Banks, Inc. (GA)	87,500	2,051,875
Virginia Commerce Bancorp., Inc. (VA) (I)	171,635	2,504,155
Virginia Financial Group, Inc. (VA)	263,863	5,496,266
Westamerica Bancorp. (CA)	433,075	17,725,760
Western Alliance Bancorp. (NV) (I)	232,900	6,127,599
Whitney Holding Corp. (LA)	663,680	16,585,363
Wilmington Trust Corp. (DE)	195,850	7,626,399
Zions Bancorp. (UT)	749,300	55,860,315

Thrifts & Mortgage Finance 5.55%		85,707,250

Astoria Financial Corp. (NY)	330,050	7,772,678
Hudson City Bancorp., Inc. (NJ)	853,690	10,432,092
People's United Financial, Inc. (CT)	347,020	5,593,962
Sovereign Bancorp., Inc. (PA)	214,600	4,107,444
Washington Federal, Inc. (WA)	1,126,098	25,370,988
Washington Mutual, Inc. (WA)	864,111	32,430,086

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Total investments (Cost $679,542,637) 99.39%	$1,534,503,860

Other assets and liabilities, net 0.61%	$9,437,030

Total net assets 100.00%	$1,543,940,890

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Regional Bank Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer [; however, security is U.S. dollar-denominated.]

(I) Non-income-producing security.

The cost of investments owned on July 31, 2007, including short-term investments, was $679,542,637. Gross unrealized appreciation and depreciation of investments aggregated $883,635,003 and $28,673,780, respectively, resulting in net unrealized appreciation of $854,961,223.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q3 7/07
9/07

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 98.79%		$755,869,307
(Cost $690,484,318)

Aerospace & Defense 4.27%		32,643,644

ARGON ST, Inc. (I)	457,589	9,581,914
Force Protection, Inc. (I)	166,900	2,620,330
Force Protection, Inc. (I)(K)	1,302,000	20,441,400
Apparel Retail 1.09%		8,302,967

Hibbett Sports, Inc. (I)	323,955	8,302,967
Biotechnology 1.90%		14,564,605

Exelixis, Inc.	687,250	6,659,452
Martek Biosciences Corp. (I)	308,554	7,905,153
Broadcasting & Cable TV 1.72%		13,159,501

Acacia Research – Acacia Technologies (I)	748,703	9,628,321
XM Satellite Radio Holdings, Inc. (Class A) (I)	308,400	3,531,180
Building Products 0.07%		549,612

Modtech Holdings, Inc. (I)	290,800	549,612
Casinos & Gaming 3.13%		23,932,450

Bally Technologies, Inc. (I)	410,900	10,108,140
Pinnacle Entertainment, Inc.	281,000	7,449,310
Progressive Gaming International Corp. (I)	1,250,000	6,375,000
Communications Equipment 0.48%		3,664,500

SeaChange International, Inc. (I)	525,000	3,664,500
Computer Hardware 0.61%		4,638,654

Stratasys, Inc. (I)	105,400	4,638,654
Computer Storage & Peripherals 1.52%		11,623,715

LaserCard Corp. (I)(W)	970,260	11,623,715
Construction & Engineering 1.53%		11,698,522

Stantec, Inc. (Canada) (E)(F)(I)	365,130	11,698,522
Construction Materials 0.15%		1,180,716

Headwaters, Inc. (I)	73,200	1,180,716
Consumer Finance 1.30%		9,975,060

Infinity Property & Casualty Corp.	226,500	9,975,060
Distributors 1.46%		11,150,246

LKQ Corp. (I)	392,200	11,150,246
Diversified Banks 0.78%		5,940,000

PrivateBancorp, Inc.	220,000	5,940,000
Diversified Chemicals		5,940,000

American Vanguard Corp.	151,233	1,905,536

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Diversified Commercial & Professional Services 3.49%		26,710,224

Hill International, Inc. (I)	789,055	5,839,007
Providence Service Corp. (I)	399,100	10,484,357
Team, Inc.	220,950	10,386,860
Diversified Financial Services 4.55%		34,806,942

Euronet Worldwide, Inc. (I)	776,000	19,718,160
FTI Consulting, Inc. (I)	367,750	15,088,782
Drug Retail 1.26%		9,643,079

Matrixx Initiatives, Inc. (I)	448,724	9,643,079
Electrical Components & Equipment 4.67%		35,705,858

Color Kinetics, Inc. (I)	531,483	17,895,033
Evergreen Energy, Inc. (I)	277,800	1,019,526
Medis Technologies Ltd. (I)	1,253,082	16,791,299
Electronic Equipment Manufacturers 2.72%		20,801,565

FARO Technologies, Inc. (I)	282,350	10,511,890
Measurement Specialties, Inc. (I)	467,500	10,289,675
Health Care Equipment 10.29%		78,761,995

Caliper Life Sciences, Inc. (I)	919,254	4,412,419
Electro-Optical Sciences, Inc. (I)(W)	697,200	4,552,716
Electro-Optical Sciences, Inc. (I)(K)(W)	177,590	1,159,663
Kyphon, Inc. (I)	211,800	13,898,316
NeuroMetrix, Inc. (I)	419,250	3,521,700
NuVasive, Inc. (I)	509,435	14,610,596
ResMed, Inc. (I)	256,800	11,037,264
SenoRx, Inc. (I)	485,850	4,727,321
Somanetics Corp. (I)	550,000	9,663,500
SonoSite, Inc.	395,000	11,178,500
Health Care Services 3.69%		28,197,857

Allscripts Healthcare Solutions, Inc. (I)	552,000	12,558,000
HealthExtras, Inc. (I)	387,750	10,403,332
Spectranetics Corp., (The) (I)	402,500	5,236,525
Health Care Supplies 1.56%		11,928,092

ev3, Inc. (I)	442,260	7,284,022
Northstar Neuroscience, Inc. (I)	453,080	4,644,070
Health Care Technology 2.10%		16,036,115

AMAG Pharmaceuticals, Inc. (I)	163,150	8,759,523
Vital Images, Inc. (I)	373,350	7,276,592
Homefurnishing Retail 0.91%		6,969,367

Select Comfort Corp. (I)	437,225	6,969,367
Human Resources & Employment Services 1.60%		12,256,544

Barrett Business Services, Inc. (I)	485,600	12,256,544
Industrial Machinery 2.10%		16,095,861

Flow International Corp. (I)	879,000	8,113,170
Raven Industries, Inc.	234,647	7,982,691
Internet Software & Services 3.54%		27,096,507

DivX, Inc. (I)	478,250	6,461,157

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Opsware, Inc. (I)	1,463,500	20,635,350
Movies & Entertainment 1.37%		10,479,420

IMAX Corp. (Canada) (F)(I)(W)	2,079,250	10,479,420

Oil & Gas Drilling 3.27%		25,054,615

InterOil Corp. (Canada) (F)(I)	684,750	14,742,667
TETRA Technologies, Inc. (I)	370,800	10,311,948
Oil & Gas Equipment & Services 1.59%		12,136,320

Superior Energy Services, Inc. (I)	301,000	12,136,320
Packaged Foods & Meats 0.04%		275,332

Galaxy Nutritional Foods, Inc. (I)	611,848	275,332
Pharmaceuticals 2.37%		18,109,556

Inspire Pharmaceuticals, Inc. (I)	858,000	4,719,000
Medicis Pharmaceutical Corp. (Class A)	469,350	13,390,556
Property & Casualty Insurance 1.00%		7,653,900

ProAssurance Corp. (I)	155,000	7,653,900
Regional Banks 3.62%		27,705,569

Boston Private Financial Holdings, Inc.	367,700	9,372,673
IBERIABANK Corp.	167,475	7,057,396
Pacific Mercantile Bancorp. (I)	300,000	4,143,000
Umpqua Holdings Corp.	375,000	7,132,500
Restaurants 2.66%		20,323,330

McCormick & Schmick's Seafood Restaurants, Inc. (I)	504,090	12,289,714
Texas Roadhouse, Inc. (Class A) (I)	676,800	8,033,616
Semiconductor Equipment 5.13%		39,265,424

Cymer, Inc. (I)	271,500	11,606,625
FormFactor, Inc. (I)	408,100	15,666,959
Mattson Technology, Inc. (I)	1,204,000	11,991,840
Semiconductors 3.06%		23,449,876

NetLogic Microsystems, Inc. (I)	277,250	8,450,580
Trident Microsystems, Inc. (I)	986,147	14,999,296
Specialized Finance 0.51%		3,918,750

Portfolio Recovery Associates, Inc. (I)	75,000	3,918,750
Specialty Stores 1.16%		8,915,248

A.C. Moore Arts & Crafts, Inc. (I)	493,100	8,915,248
Systems Software 4.11%		31,443,963

Access Integrated Technologies, Inc. (I)	666,500	5,398,650
Concur Technologies, Inc. (I)	679,550	16,214,063
Progress Software Corp. (I)	325,000	9,831,250
Technology Distributors 1.59%		12,201,312

iRobot Corp. (I)	682,400	12,201,312
Telecommunication Services 1.99%		15,257,970

Comtech Telecommunications Corp. (I)	351,000	15,257,970

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Trucking 1.44%		10,990,788

Celadon Group, Inc. (I)	729,800	10,990,788
Wireless Telecommunication Services 1.14%		8,748,200

I.D. Systems, Inc. (I)(W)	830,000	8,748,200

Issuer	Shares	Value

Warrants 0.00%		$0
(Cost $0)

Health Care Equipment 0.00%		0

Electro-Optical Sciences, Inc. (B)	26,639	0
Systems Software 0.00%		0

Access Integrated Technologies, Inc. (B)	75,000	0
	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 0.12%		$911,000
(Cost $911,000)

Joint Repurchase Agreement 0.12%		911,000

Joint Repurchase Agreement with Bank of America Corp. dated 7-31-
07 at 5.120% to be repurchased at $911,130 on 8-1-07, collateralized by $766,371 of U.S. Treasury Bond, 7.500%, due 11-15-16 (valued at
$929,220, including interest)	$911	911,000

Total investments (Cost $691,395,318) 98.91%		$756,780,307

Other assets and liabilities, net 1.09%		$8,332,358

Total net assets 100.00%		$765,112,665

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Small Cap Equity Fund
Summary of written options outstanding on
July 31, 2007 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Stratasys, Inc.	200	$50	08-20-07	$8,802

				$8,802
PUTS
InterOil Corp.	700	$20	08-20-07	$15,071

				$15,071

Written options for the nine months ended July 31, 2007 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	-	-

Options written	2,320	$590,599

Option closed	(920)	(304,803)

Options expired	-	-

Options exercised	(500)	(65,999)

Outstanding, end of period	900	$219,797

Summary of written options

John Hancock
Small Cap Equity Fund
Transactions in securities of affiliated issuers
July 31, 2007 (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2007 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	Value
Electro-Optical Sciences, Inc.

bought: none
sold: none	697,200	697,200	--	--	4,552,716
bought: none
sold: none	177590[1]	177,590	--	--	1,159,663
I.D. Systems, Inc.

bought: none
sold: none	830,000	830,000	--	--	8,748,200
IMAX Corp.

bought: none
sold: none	2,079,250	2,079,250	--	--	10,479,420
LaserCard Corp.

bought: 50,000 shares
sold: none	920,260	970,260	--	--	11,623,715
Totals			$0	$0	$36,563,714

1 Direct placement security

Transactions in securities of affiliated issuers

John Hancock
Small Cap Equity Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $0.00 or 0.00% of the net assets as of applicable to common shareholders as of July 31, 2007.

(E) Parenthetical disclosure of a foreign country in the security description represents country of local currency; par value is expressed in local currency.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $691,395,318. Gross unrealized appreciation and depreciation of investments aggregated $148,434,954 and $83,049,965, respectively, resulting in net unrealized appreciation of $65,384,989.

Footnotes to Schedule of Investments - Page 1

John Hancock
Small Cap Equity Fund
Direct Placement Securities
July 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	July 31, 2007

Electro-Optical Sciences, Inc.
Common stock	10-31-06	$1,012,263	0.15%	$1,159,663
Force Protection, Inc.
Common stock	07-21-06	8,665,950	2.67	20,441,400

Direct Placement Securities

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and

Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

Notes to Schedule of Investments – Page 2

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Notes to Schedule of Investments – Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q3 7/07
9/07

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Financial Industries Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 99.83%		$775,355,132
(Cost $583,820,826)

Aerospace & Defense 1.16%		9,044,983

AerCap Holdings NV (Netherlands) (F)(I)	348,420	9,044,983

Application Software 1.71%		13,299,908

ACI Worldwide, Inc. (I)	201,950	6,165,533
Net 1 UEPS Technologies, Inc. (I)	312,500	7,134,375

Asset Management & Custody Banks 15.26%		118,530,071

Aberdeen Asset Management PLC (United Kingdom) (F)	4,412,357	16,890,194
Affiliated Managers Group, Inc. (I)(L)	139,100	15,718,300
Ameriprise Financial, Inc.	120,200	7,244,454
Apollo Investment Corp.	179,750	3,790,927
Bank of New York Mellon Corp. (W)	584,133	24,854,859
BlackRock, Inc. (Class A) (L)	42,300	6,746,850
Franklin Resources, Inc.	41,700	5,311,329
Legg Mason, Inc.	74,150	6,673,500
State Street Corp.	466,950	31,299,658

Consumer Finance 7.16%		55,626,688

American Express Co.	617,950	36,174,793
Discover Financial Services (I)	843,900	19,451,895

Data Processing & Outsourced Services 2.75%		21,362,432

Wright Express Corp. (I)	627,200	21,362,432

Diversified Banks 14.03%		108,935,823

Allied Irish Banks Plc (Ireland) (C)	181,768	4,721,351
Banco Bilbao Vizcaya Argentaria SA (Spain) (C)	270,095	6,615,414
BNP Paribas SA (France) (C)	153,875	16,923,342
Kookmin Bank, ADR (South Korea) (F)	225,601	19,354,310
Royal Bank of Scotland Group Plc (United Kingdom) (F)	1,192,313	14,202,033
Turkiye Garanti Bankasi A.S. (Turkey) (F)	454,170	3,098,098
U.S. Bancorp.	385,850	11,556,207
Wachovia Corp.	590,355	27,870,660
Wells Fargo & Co.	136,050	4,594,408

Diversified Capital Markets 4.07%		31,596,512

Acta Holding ASA (Norway) (F)	389,400	1,759,586
UBS AG (Switzerland) (F)	541,800	29,836,926

John Hancock
Financial Industries Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Insurance Brokers 1.83%		14,242,228

Aon Corp.	355,700	14,242,228

Investment Banking & Brokerage 8.72%		67,753,203

E*TRADE Financial Corp. (I)	427,600	7,919,152
Evercore Partners, Inc.	131,790	3,168,232
ICAP Plc (United Kingdom) (F)	351,193	3,381,492
Lazard Ltd. (Class A) (Bermuda) (F)	110,600	4,095,518
Merrill Lynch & Co., Inc.	321,650	23,866,430
MF Global, Ltd. (Bermuda) (F)(I)	528,580	13,177,499
Morgan Stanley	190,150	12,144,880

Life & Health Insurance 5.65%		43,866,331

AFLAC, Inc.	272,800	14,218,336
MetLife, Inc.	131,450	7,915,919
Prudential Financial, Inc.	245,200	21,732,076

Marine 0.93%		7,257,543

OceanFreight, Inc. (Greece) (F)	303,790	7,257,543

Multi-Line Insurance 8.07%		62,647,422

American International Group, Inc.	562,300	36,088,414
Genworth Financial, Inc. (Class A)	248,017	7,569,479
Hartford Financial Services Group, Inc. (The)	206,700	18,989,529

Other Diversified Financial Services 9.75%		75,693,535

Bank of America Corp.	769,555	36,492,298
Citigroup, Inc.	612,600	28,528,782
GlobeOp Financial Services (United Kingdom) (F)(I)	1,100,000	5,280,789
SNS Reaal (Netherlands) (C)	242,200	5,391,666

Property & Casualty Insurance 9.73%		75,553,890

ACE Ltd. (Cayman Islands) (F)	268,000	15,468,960
Ambac Financial Group, Inc.	43,450	2,917,668
Axis Capital Holdings Ltd. (Bermuda) (F)	227,280	8,375,268
Berkshire Hathaway, Inc. (Class A) (I)	225	24,750,000
First American Corp.	258,200	11,952,078
Hanover Insurance Group, Inc.	134,570	5,906,277
OneBeacon Insurance Group Inc. (Bermuda) (F)	267,690	6,183,639

Real Estate Management & Development 0.33%		2,556,290

Eurocastle Investment Ltd. (Guernsey Channel Islands) (C)	61,415	2,556,290

Regional Banks 1.32%		10,216,893

Banco Daycoval SA (Brazil) (F)(I)	115,000	1,130,785
City National Corp.	81,700	5,783,543
Zions Bancorp.	44,300	3,302,565

John Hancock
Financial Industries Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Reinsurance 2.30%		17,901,592

PartnerRe Ltd. (Bermuda) (F)	152,050	10,800,112
Platinum Underwriters Holdings Ltd. (Bermuda) (F)	213,900	7,101,480
Specialized Finance 5.06%		39,269,788

Interactive Brokers Group, Inc., (Class A) (I)	207,470	5,037,372
Nasdaq Stock Market, Inc. (I)(L)	763,950	23,506,741
Nymex Holdings, Inc.	86,150	10,725,675
	Par value
Issuer, description, maturity date	(000)	Value
Short-term investments 7.52%		$58,370,821
(Cost $58,370,821)

Joint Repurchase Agreement 1.47%		11,390,000

Joint Repurchase Agreement with Bank of America dated 7-31-07 at 5.12% to be repurchased at $11,391,620 on 8-1-07, collateralized by $9,581,735 of US Treasury Bond, 7.500%, due 11-15-16 (valued
at $11,617,800, including interest)	11,390	11,390,000
	Shares
Cash Equivalents 6.05%		46,980,821

John Hancock Cash Investment Trust (T)(W)	46,980,821	46,980,821

Total investments (Cost $642,191,647) 107.35%		$833,725,953

Other assets and liabilities, net (7.35%)		($57,056,937)

Total net assets 100.00%		$776,669,016

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Financial Industries Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $642,191,647. Gross unrealized appreciation and depreciation of investments aggregated $206,016,101 and $14,481,795, respectively, resulting in net unrealized appreciation of $191,534,306.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007